Note 19 - Subsequent Events (Unaudited) (Details Textual) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 15, 2015	Nov. 25, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 23, 2015	Oct. 14, 2015	Feb. 28, 2011
Scenario, Forecast [Member] | Disbursements [Member] | Receivable, Tranche Three [Member]
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	$ 10,000
Scenario, Forecast [Member] | Disbursements [Member] | Receivable, Tranche One [Member]
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	17,000
Scenario, Forecast [Member] | Disbursements [Member] | Receivable, Tranche Two [Member]
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	10,000
Scenario, Forecast [Member] | Disbursements [Member]
Disposal Group, Including Discontinued Operation, Consideration	37,000
Disposal Group Revenue, Trigger Amount	$ 75,000
Disposal Group Revenue, Percentage of Revenue in Excess of 75 Million Dollar	35.00%
Consulting Services Period	2 years
Noncompete Agreements Period	4 years
Agreement Termination Fee	$ 1,500
Scenario, Forecast [Member] | Data Analytics [Member] | NewCo [Member]
Repayments of Lines of Credit		$ 30,000
Escrow Deposit		1,900
Scenario, Forecast [Member] | Data Analytics [Member]
Disposal Group, Including Discontinued Operation, Consideration								$ 91,000
Working Capital Adjustment		4,000
Proceeds from Divestiture of Businesses		$ 55,200
Scenario, Forecast [Member] | Federal Reserve Board [Member]
Fed Order, Required Deposit						$ 24,000
Civil Money Penalty to Pay						$ 2,200
Scenario, Forecast [Member] | FDIC [Member]
Civil Money Penalty to Pay							$ 2,200
FDIC Order, Required Deposit							$ 31,000
Scenario, Forecast [Member]
Restitution Expense			$ 21,900
Repayments of Lines of Credit				$ 10,000	$ 43,000
Escrow Deposit									$ 1,100
FDIC Order and Fed Order, Charge Expect to Report				50,700
Restitution and Civil Money Penalties to Pay				59,400
Civil Money Penalty				$ 8,750